Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions - USD ($)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Roan [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services		$ 631,140		$ 71,568
Net interest loss after provision for loan losses		(1,580,588)		(2,150,652)		1,063,875
Commission and fee income on guarantee services, net		3,789
Operating (Loss) Income		(945,659)		(2,079,084)		1,063,875
Non-interest income, net
Total Non-interest Expenses						(2,219,281)
Other income, net
Total Operating Expenses		(1,366,710)		(1,293,223)
(Loss) Income Before Income Taxes		(2,312,369)		(3,372,307)		(1,155,406)
Income tax expenses		(244,741)		(17,635)		(250,245)
Net (Loss) Income from continuing operations		(2,557,110)		(3,389,942)		(1,405,651)
Net income from discontinued operations, net of income tax		26,846,018		(90,736,365)		(53,377,622)
Net Income		24,288,908		(94,126,307)		(54,783,273)
Dividend – Convertible Redeemable Class A preferred stock		(686,400)		(686,400)		(686,400)
Net income attributable to noncontrolling interests		(76,108)		(76)
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders		$ 23,526,400		$ (94,812,783)		$ (55,469,673)
Weighted average number of ordinary share outstanding
Basic (in Shares)		25,287,887		24,380,051		17,343,763
Diluted (in Shares)		25,287,887		24,380,051		17,343,763
Earnings per share
Basic (in Dollars per share)		$ 0.93		$ (3.89)		$ (3.20)
Diluted (in Dollars per share)		$ 0.93		$ (3.89)		$ (3.20)
Lixin Cayman and its subsidiaries [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services		$ 2,591,381	[1]	$ 2,269,754	[2]	$ 1,376,661	[3]
Net interest loss after provision for loan losses		1,075,726	[1]	498,219	[2]	812,181	[3]
Commission and fee income on guarantee services, net		1,829,566	[1]	3,051,078	[2]	6,914,962	[3]
Operating (Loss) Income		5,496,673	[1]	5,819,051	[2]	9,103,804	[3]
Non-interest income, net	[3]					10,028
Total Non-interest Expenses	[3]					(4,049,428)
Other income, net		195,519	[1]	334,910	[2]
Total Operating Expenses		(2,087,917)	[1]	(3,889,261)	[2]
(Loss) Income Before Income Taxes		3,604,275	[1]	2,264,700	[2]	5,064,404	[3]
Income tax expenses		(936,982)	[1]	(565,505)	[2]	(1,296,063)	[3]
Net (Loss) Income from continuing operations		2,667,293	[1]	1,699,195	[2]	3,768,341	[3]
Net income from discontinued operations, net of income tax			[1]		[2]		[3]
Net Income		2,667,293	[1]	1,699,195	[2]	3,768,341	[3]
Dividend – Convertible Redeemable Class A preferred stock			[1]		[2]		[3]
Net income attributable to noncontrolling interests		(90,928)	[1]	(127,514)	[2]	(248,730)	[3]
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders		$ 2,576,365	[1]	$ 1,571,681	[2]	$ 3,519,611	[3]
Weighted average number of ordinary share outstanding
Basic (in Shares)			[1]		[2]		[3]
Diluted (in Shares)			[1]		[2]		[3]
Pro Forma Adjustment [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services			[4]		[5]		[6]
Net interest loss after provision for loan losses		50,681	[4]		[5]		[6]
Commission and fee income on guarantee services, net		(45,192)	[4]		[5]		[6]
Operating (Loss) Income		5,489	[4]		[5]		[6]
Non-interest income, net	[6]
Total Non-interest Expenses	[6]					(896,116)
Other income, net			[4]		[5]
Total Operating Expenses		(855,729)	[4]	(915,416)	[5]
(Loss) Income Before Income Taxes		(850,240)	[4]	(915,416)	[5]	(896,116)	[6]
Income tax expenses		212,560	[4]	228,854	[5]	224,029	[6]
Net (Loss) Income from continuing operations		(637,680)	[4]	(686,562)	[5]	(672,087)	[6]
Net income from discontinued operations, net of income tax			[4]		[5]		[6]
Net Income		(637,680)	[4]	(686,562)	[5]	(672,087)	[6]
Dividend – Convertible Redeemable Class A preferred stock			[4]		[5]		[6]
Net income attributable to noncontrolling interests			[4]		[5]		[6]
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders		$ (637,680)	[4]	$ (686,562)	[5]	$ (672,087)	[6]
Weighted average number of ordinary share outstanding
Basic (in Shares)			[4]		[5]		[6]
Diluted (in Shares)			[4]		[5]		[6]
Pro Forma Financial Data [Member]
Acquisition of Lixin Cayman (Details) - Schedule of pro forma financial information includes various assumptions [Line Items]
Net revenues from services		$ 3,222,521		$ 2,341,322		$ 1,376,661
Net interest loss after provision for loan losses		(454,181)		(1,652,433)		1,876,056
Commission and fee income on guarantee services, net		1,788,163		3,051,078		6,914,962
Operating (Loss) Income		4,556,503		3,739,967		10,167,679
Non-interest income, net						10,028
Total Non-interest Expenses						(7,164,825)
Other income, net		195,519		334,910
Total Operating Expenses		(4,310,356)		(6,097,900)
(Loss) Income Before Income Taxes		441,666		(2,023,023)		3,012,882
Income tax expenses		(969,163)		(354,286)		(1,322,279)
Net (Loss) Income from continuing operations		(527,497)		(2,377,309)		1,690,603
Net income from discontinued operations, net of income tax		26,846,018		(90,736,365)		(53,377,622)
Net Income		26,318,521		(93,113,674)		(51,687,019)
Dividend – Convertible Redeemable Class A preferred stock		(686,400)		(686,400)		(686,400)
Net income attributable to noncontrolling interests		(167,036)		(127,590)		(248,730)
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders		$ 25,465,085		$ (93,927,664)		$ (52,622,149)
Weighted average number of ordinary share outstanding
Basic (in Shares)		25,287,887		24,380,051		17,343,763
Diluted (in Shares)		25,287,887		24,380,051		17,343,763
Earnings per share
Basic (in Dollars per share)		$ 1.01		$ (3.85)		$ (3.03)
Diluted (in Dollars per share)		$ 1.01		$ (3.85)		$ (3.03)

[1]	The consolidated statements of income of Lixin was for the period from January 1, 2019 to December 20, 2019.
[2]	The consolidated statements of income of Lixin was for the period from January 1, 2018 to December 31, 2018.
[3]	The consolidated statements of income of Lixin was for the period from January 1, 2017 to December 31, 2017.
[4]	The proforma adjustment represents the transaction elimination between Roan and Lixin, amortization of intangible assets arising from the acquisition of $850,240, and deferred income tax benefits of $212,560 in relation to amortization of intangible assets arising from the acquisition.
[5]	The proforma adjustment represents the amortization of intangible assets arising from the acquisition of $915,416, and deferred income tax benefits of $228,854 in relation to amortization of intangible assets arising from the acquisition.
[6]	The proforma adjustment represents the amortization of intangible assets arising from the acquisition of $896,116, and deferred income tax benefits of $224,029 in relation to amortization of intangible assets arising from the acquisition.